Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets:
Intangible assets other than goodwill at beginning of period	¥ 2,584,893
Disposal of subsidiaries	(278)
Additions	3,114
Disposals	(266)
Amortization	(60,686)
Intangible assets other than goodwill at end of period	2,526,777	¥ 2,584,893
Brand
Intangible assets:
Intangible assets other than goodwill at beginning of period	1,729,200
Intangible assets other than goodwill at end of period	1,729,200	1,729,200
Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	820,719
Amortization	(54,846)
Intangible assets other than goodwill at end of period	765,873	820,719
Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	34,974
Disposal of subsidiaries	(278)
Additions	3,114
Disposals	(266)
Amortization	(5,840)
Intangible assets other than goodwill at end of period	31,704	34,974
Cost
Intangible assets:
Intangible assets other than goodwill at beginning of period	2,587,219
Intangible assets other than goodwill at end of period	2,589,756	2,587,219
Cost | Brand
Intangible assets:
Intangible assets other than goodwill at beginning of period	1,729,200
Intangible assets other than goodwill at end of period	1,729,200	1,729,200
Cost | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	822,700
Intangible assets other than goodwill at end of period	822,700	822,700
Cost | Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	35,319
Intangible assets other than goodwill at end of period	37,856	35,319
Accumulated depreciation
Intangible assets:
Intangible assets other than goodwill at beginning of period	(2,326)
Intangible assets other than goodwill at end of period	(62,979)	(2,326)
Accumulated depreciation | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	(1,981)
Intangible assets other than goodwill at end of period	(56,827)	(1,981)
Accumulated depreciation | Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	(345)
Intangible assets other than goodwill at end of period	(6,152)	(345)
Predecessor
Intangible assets:
Intangible assets other than goodwill at beginning of period	2,584,893	1,092,913
Elimination of Predecessor intangible assets arising from the acquisition of Chindex in 2014		1,052,841
Addition arising from the Business Combination		2,551,900
Additions		6,965
Amortization		(14,044)
Intangible assets other than goodwill at end of period		2,584,893
Predecessor | Brand
Intangible assets:
Intangible assets other than goodwill at beginning of period	1,729,200	992,500
Elimination of Predecessor intangible assets arising from the acquisition of Chindex in 2014		992,500
Addition arising from the Business Combination		1,729,200
Intangible assets other than goodwill at end of period		1,729,200
Predecessor | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	820,719	66,292
Elimination of Predecessor intangible assets arising from the acquisition of Chindex in 2014		60,341
Addition arising from the Business Combination		822,700
Amortization		(7,932)
Intangible assets other than goodwill at end of period		820,719
Predecessor | Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	34,974	34,121
Additions		6,965
Amortization		(6,112)
Intangible assets other than goodwill at end of period		34,974
Predecessor | Cost
Intangible assets:
Intangible assets other than goodwill at beginning of period	2,587,219	1,154,511
Intangible assets other than goodwill at end of period		2,587,219
Predecessor | Cost | Brand
Intangible assets:
Intangible assets other than goodwill at beginning of period	1,729,200	992,500
Intangible assets other than goodwill at end of period		1,729,200
Predecessor | Cost | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	822,700	92,500
Intangible assets other than goodwill at end of period		822,700
Predecessor | Cost | Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	35,319	69,511
Intangible assets other than goodwill at end of period		35,319
Predecessor | Accumulated depreciation
Intangible assets:
Intangible assets other than goodwill at beginning of period	(2,326)	(61,598)
Intangible assets other than goodwill at end of period		(2,326)
Predecessor | Accumulated depreciation | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	(1,981)	(26,208)
Intangible assets other than goodwill at end of period		(1,981)
Predecessor | Accumulated depreciation | Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	¥ (345)	(35,390)
Intangible assets other than goodwill at end of period		¥ (345)